Commitments and Contingencies (Commercial Actions Narrative) (Details) (Other Commercial Actions [Member], USD $) In Billions, unless otherwise specified	1 Months Ended
May 31, 2012
Other Commercial Actions [Member]
Loss Contingencies [Line Items]
Damages sought, amount	$ 1.3
Punitive damages sought, times actual	2